POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) $ in Millions	Dec. 31, 2017 USD ($)
Defined benefit pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, Impact on Liability	$ (5)
Decrease in actuarial assumption, Impact on Liability	$ 5
Defined benefit pension plan | Discount rate | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	0.25%
Percentage decrease	0.25%
Defined benefit pension plan | Discount rate | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Percentage decrease	1.00%
Defined benefit pension plan | Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	0.50%
Increase in actuarial assumption, Impact on Liability	$ 1
Percentage decrease	0.50%
Decrease in actuarial assumption, Impact on Liability	$ (1)
Post-retirement plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, Impact on Liability	(2)
Decrease in actuarial assumption, Impact on Liability	$ 2
Post-retirement plan | Discount rate | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	0.25%
Percentage decrease	0.25%
Post-retirement plan | Discount rate | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Percentage decrease	1.00%
Post-retirement plan | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, Impact on Liability	$ 1
Decrease in actuarial assumption, Impact on Liability	$ (1)
Post-retirement plan | Health care cost trend rates | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	0.50%
Percentage decrease	0.50%
Post-retirement plan | Health care cost trend rates | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%
Percentage decrease	1.00%